Note 3 - Acquisitions (Detail) - Preliminary purchase price allocations for businesses acquired during fiscal 2013 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Exentra Transport Solutions Limited [Member]
Cash acquired related to acquisitions	$ 663
Integrated Export Systems [Member]
Cash acquired related to acquisitions
Infodis B.V. [Member]
Cash acquired related to acquisitions	$ 375